SHORT-TERM INVESTMENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Marketable securities	$ 38,010	$ 919,316
Short-term bank deposits	$ 0	$ 220,680